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REYNOLDS BLUE CHIP GROWTH FUND
Reynolds Blue Chip Growth Fund
Investment Objective
Reynolds Blue Chip Growth Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	REYNOLDS BLUE CHIP GROWTH FUND REYNOLDS BLUE CHIP GROWTH FUND
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	REYNOLDS BLUE CHIP GROWTH FUND REYNOLDS BLUE CHIP GROWTH FUND
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.14%
Other Expenses (as a percentage of Assets):	0.89%	[1]
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	2.01%	[2]
[1]	Other Expenses includes Acquired Fund Fees and Expenses (“AFFE”) that did not exceed 0.01% of the Fund’s average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund does not correlate to the “Ratio of expenses to average net assets, net of reimbursement” in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[2]	Reynolds Capital Management, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary items) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 2.00%.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND | USD ($)	204	635	1,091	2,357

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its portfolio.

Principal Investment Strategies
The Fund under normal market conditions invests at least 80% of its net assets in the common stocks of “growth” companies that, in the view of the Fund’s investment adviser, are well-established in their industries and have a minimum market capitalization of at least $1 billion at the time of initial purchase (these companies are commonly referred to as “blue chip” companies). The Fund invests in securities of both domestic and foreign “blue chip” growth companies, in any industry, with the Fund’s investments in foreign companies generally being effected through American Depositary Receipts or “ADRs,” which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Although the Fund does not concentrate its investments in any industry, it may focus its investments from time to time on one or more economic sectors, including the information technology sector and the consumer discretionary sector.
The Fund’s investment adviser bases investment decisions on company-specific factors (bottom-up investment approach) and general economic conditions (top-down investment approach). When purchasing “blue chip” growth companies for the Fund, the Fund’s investment adviser looks for companies that have some or all of the following attributes:

•	a presence in expanding industries

•	a superior and pragmatic growth strategy

•	proprietary products, processes or services

•	a potential for above-average unit and earnings growth
In pursuing its investment objective, the Fund has the discretion to purchase some securities that do not meet its normal investment criteria. In particular, the Fund may invest in companies that are not now “blue chip” companies, but which the Fund’s investment adviser believes have the potential to become “blue chip” companies. These include:

•	leading companies in smaller industries

•	lesser known companies moving from a lower to a higher market share position within their industry group
The Fund’s investment adviser will generally sell a portfolio security when the investment adviser believes:

•	the security has achieved its value potential

•	changing fundamentals signal a deteriorating value potential

•	other securities have a better performance potential
While this sell discipline may result in higher annual portfolio turnover rates for the Fund, it also causes the Fund to keep seeking better alternatives.

Principal Risks
Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

•
Market Risk - The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s vote to leave the European Union, the trade dispute between the United States and China, the risk of trade disputes with other countries, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Fund invests.

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Growth Investing Risk - The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

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Technology Companies Risk - Technology companies may be subject to greater business risks and may be more sensitive to changes in economic conditions than other companies. The earnings of technology companies may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Finally, there are periods when investing in stocks of technology companies falls out of favor with investors and these stocks may underperform.

•
Consumer Discretionary Companies Risk - The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. The earnings of such companies may also be closely tied to disposable household income and consumer spending.

•
Medium Capitalization Companies Risk - There is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

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Smaller Capitalization Companies Risk - Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, as compared to large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

•
Foreign Securities Risk – There are specific risks associated with investing in the securities of foreign companies, whether directly or in ADRs, not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. The value of foreign securities and ADRs may change materially at times when U.S. markets are not open for trading. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Further, with regard to the Fund’s investments in ADRs, ADRs may not track the price of the underlying securities.

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High Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay and short-term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

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Liquidity Risk - Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and who are comfortable with an investment that will fluctuate in value.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compare to the performance of the S&P 500® Index, a broad-based securities market index. For additional information on this index, please see “Index Description” in this Prospectus. Please keep in mind that the Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.reynoldsfunds.com or by calling the Fund toll-free at 1-800-773-9665.

REYNOLDS BLUE CHIP GROWTH FUND (Total return per calendar year)

During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 15.90% (quarter ended March 31, 2012) and the lowest total return for a quarter was -20.37% (quarter ended December 31, 2018).

Average Annual Total Returns (for the periods ended December 31, 2019)
After-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from offsetting, Fund level capital carryforwards.

Average Annual Total Returns - REYNOLDS BLUE CHIP GROWTH FUND	Label	1 Year	5 Years	10 Years
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%
REYNOLDS BLUE CHIP GROWTH FUND	Return Before Taxes	25.52%	7.94%	10.53%
REYNOLDS BLUE CHIP GROWTH FUND | After Taxes on Distributions	Return After Taxes on Distributions	24.17%	5.36%	8.41%
REYNOLDS BLUE CHIP GROWTH FUND | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.05%	5.55%	8.15%